Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90 or more DPD and still accruing	$ 17,810	$ 23,219
Total commercial PCI loans	23,320	26,727
Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90 or more DPD and still accruing	3,700	4,500
Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total commercial PCI loans	1,507	2,504	18,704
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,371	2,249
30-89 DPD and still accruing	53	48
90 or more DPD and still accruing	83	207
Total commercial PCI loans	1,507	2,504
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total commercial PCI loans	75	215
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	75	210
30-89 DPD and still accruing	0	5
90 or more DPD and still accruing	0	0
Total commercial PCI loans	75	215
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total commercial PCI loans	1,261	1,856
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,135	1,684
30-89 DPD and still accruing	48	41
90 or more DPD and still accruing	78	131
Total commercial PCI loans	1,261	1,856
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total commercial PCI loans	171	433
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	161	355
30-89 DPD and still accruing	5	2
90 or more DPD and still accruing	5	76
Total commercial PCI loans	$ 171	$ 433